FVM - Fair value hierarchy - Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	$ 53,700	$ 35,247
Derivative financial instruments	156,243	180,636
Brokerage payables designated at fair value	62,202	49,023
Debt issued designated at fair value	113,794	107,909
Other financial liabilities designated at fair value	28,184	28,699
Total financial liabilities measured at fair value through profit or loss	414,123	401,514
of which: Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	32,734	18,814
of which: Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	11,867	8,982
of which: Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	6,901	5,510
of which: Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	2,054	1,873
of which: Foreign exchange
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	49,895	94,587
of which: Interest rate
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	30,856	36,636
of which: Equity / index
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	62,620	42,739
of which: Credit
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	4,366	3,694
of which: Commodities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	8,043	2,216
Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	33	137
of which: Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	21,052	17,203
of which: Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	3,848	5,798
of which: Over-the-counter debt instruments and others
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	3,284	5,698
Level 1
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	39,315	24,577
Derivative financial instruments	688	829
Brokerage payables designated at fair value	0	0
Debt issued designated at fair value	0	0
Other financial liabilities designated at fair value	0	0
Total financial liabilities measured at fair value through profit or loss	40,003	25,406
Level 1 | of which: Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	32,533	18,528
Level 1 | of which: Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	12	5
Level 1 | of which: Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	4,894	4,336
Level 1 | of which: Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	1,874	1,708
Level 1 | of which: Foreign exchange
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	346	506
Level 1 | of which: Interest rate
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	0	0
Level 1 | of which: Equity / index
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	0	0
Level 1 | of which: Credit
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	0	0
Level 1 | of which: Commodities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	2	1
Level 1 | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	0	0
Level 1 | of which: Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0
Level 1 | of which: Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0
Level 1 | of which: Over-the-counter debt instruments and others
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0
Level 2
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	14,278	10,429
Derivative financial instruments	150,575	175,747
Brokerage payables designated at fair value	62,202	49,023
Debt issued designated at fair value	101,103	94,573
Other financial liabilities designated at fair value	26,548	25,931
Total financial liabilities measured at fair value through profit or loss	354,706	355,703
Level 2 | of which: Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	135	257
Level 2 | of which: Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	11,818	8,771
Level 2 | of which: Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	2,007	1,174
Level 2 | of which: Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	177	162
Level 2 | of which: Foreign exchange
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	49,473	94,035
Level 2 | of which: Interest rate
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	30,539	36,313
Level 2 | of which: Equity / index
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	58,396	39,597
Level 2 | of which: Credit
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	4,052	3,280
Level 2 | of which: Commodities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	8,024	2,200
Level 2 | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	6	75
Level 2 | of which: Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	21,052	17,203
Level 2 | of which: Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	3,389	5,798
Level 2 | of which: Over-the-counter debt instruments and others
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	2,107	2,930
Level 3
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	107	240
Derivative financial instruments	4,981	4,060
Brokerage payables designated at fair value	0	0
Debt issued designated at fair value	12,691	13,336
Other financial liabilities designated at fair value	1,636	2,768
Total financial liabilities measured at fair value through profit or loss	19,415	20,405
Level 3 | of which: Equity instruments
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	65	29
Level 3 | of which: Corporate and municipal bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	37	206
Level 3 | of which: Government bills / bonds
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	0	0
Level 3 | of which: Investment fund units
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Financial liabilities at fair value held for trading	3	3
Level 3 | of which: Foreign exchange
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	77	46
Level 3 | of which: Interest rate
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	317	324
Level 3 | of which: Equity / index
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	4,224	3,142
Level 3 | of which: Credit
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	314	414
Level 3 | of which: Commodities
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	16	15
Level 3 | Loan commitments measured at FVTPL
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Derivative financial instruments	26	62
Level 3 | of which: Financial liabilities related to unit-linked investment contracts
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	0	0
Level 3 | of which: Securities financing transactions
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	459	0
Level 3 | of which: Over-the-counter debt instruments and others
Disclosure Of Fair Value Measurement Of Liabilities [Line Items]
Other financial liabilities designated at fair value	$ 1,177	$ 2,768